Temporary Equity (Tables)	12 Months Ended
Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights
As of December 31, 2022, and 2021, the following warrants were issued and outstanding, after giving effect to the Recapitalization:

	As of December 31, 2022 and 2021
	Issued and Outstanding Share Warrants		Weighted-Average Exercise Price		Expiration Date
	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares
Warrants to purchase ordinary shares	425,325	850,650	$0.28	$0.28	April 2025
Warrants issued to customers	499,500	—	$0.01	$—	June 2028
Total	924,825	850,650